Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Securities, held to maturity, fair value	$ 263,697,000	$ 273,671,000
Allowance for loan losses	23,110,000	25,282,000
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	14,157,219	14,131,263
Common stock, shares outstanding	14,157,219	14,131,263